SHARE-BASED EMPLOYEE REMUNERATION (Details Narrative) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
IfrsStatementLineItems [Line Items]
Fair value of share options granted | ¥	¥ 30,390	¥ 2,180	¥ 1,835
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	29,234	110,343	33,269
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	171,338	268,331	81,010
Director [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	168,000
Employee [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	224,793
Consultants [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	719,428
Consulting expense [member]
IfrsStatementLineItems [Line Items]
Equity settled share based payment transactions | ¥	¥ 19,070
Equity compensation plan 2017 [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	333,333